Revenue	12 Months Ended
Dec. 31, 2023
Revenue
Revenue

18. Revenue

The following table presents revenue disaggregated by contract type:

	Year Ended December 31, 2023
	Oncology/	Other
	Immunology	Ventures	Total

	(in US$’000)
Invoiced Goods—Marketed Products	83,087	—	83,087
—Distribution	—	309,383	309,383
Services —Commercialization of Marketed Products	48,608	—	48,608
—Research and Development	481	—	481
License & Collaborations—Services	80,397	—	80,397
—Royalties	32,470	—	32,470
—Licensing	278,855	—	278,855
—Manufacturing supply	4,718	—	4,718
	528,616	309,383	837,999

Third parties	528,135	301,119	829,254
Related parties (Note 24(i))	481	8,264	8,745
	528,616	309,383	837,999

	Year Ended December 31, 2022
	Oncology/	Other
	Immunology	Ventures	Total

	(in US$’000)
Invoiced Goods—Marketed Products	57,057	—	57,057
—Distribution	—	262,565	262,565
Services —Commercialization of Marketed Products	41,275	—	41,275
—Research and Development	507	—	507
License & Collaborations—Services	23,741	—	23,741
—Royalties	26,310	—	26,310
—Licensing	14,954	—	14,954
	163,844	262,565	426,409

Third parties	163,337	257,272	420,609
Related parties (Note 24(i))	507	5,293	5,800
	163,844	262,565	426,409

	Year Ended December 31, 2021
	Oncology/	Other
	Immunology	Ventures	Total

	(in US$’000)
Invoiced Goods—Marketed Products	33,937	—	33,937
—Distribution	—	236,518	236,518
Services —Commercialization of Marketed Products	27,428	—	27,428
—Research and Development	525	—	525
License & Collaborations—Services	18,995	—	18,995
—Royalties	15,064	—	15,064
—Licensing	23,661	—	23,661
	119,610	236,518	356,128

Third parties	119,085	232,262	351,347
Related parties (Note 24(i))	525	4,256	4,781
	119,610	236,518	356,128

The following table presents liability balances from contracts with customers:

	December 31,
	2023	2022

	(in US$’000)
Deferred revenue
Current—Oncology/Immunology segment (note (a))	57,566	11,817
Current—Other Ventures segment (note (b))	73	1,530
	57,639	13,347
Non-current—Oncology/Immunology segment (note (a))	69,480	190
Total deferred revenue (note (c) and (d))	127,119	13,537

Notes:

(a)	Oncology/Immunology segment deferred revenue relates to unamortized upfront and milestone payments, invoiced amounts for royalties where the customer has not yet completed the in-market sale and advance consideration received for cost reimbursements which are attributed to research and development services that have not yet been rendered as at the reporting date.
(b)	Other Ventures segment deferred revenue relates to payments in advance from customers for goods that have not been transferred and services that have not been rendered to the customer as at the reporting date.
(c)	Estimated deferred revenue to be recognized over time as from the date indicated is as follows:

	December 31,
	2023	2022

	(in US$’000)
Not later than 1 year	57,639	13,347
Between 1 to 2 years	32,797	150
Between 2 to 3 years	30,918	40
Between 3 to 4 years	844	—
Later than 4 years	4,921	—
	127,119	13,537

(d)	As at January 1, 2023, deferred revenue was US$13.5 million, of which US$12.7 million was recognized during the year ended December 31, 2023.

License and collaboration agreement with Takeda Pharmaceuticals

On January 23, 2023, the Group and Takeda Pharmaceuticals International AG (“Takeda”) entered into an exclusive out-licensing agreement (the “Takeda Agreement”) in territories outside of Mainland China, Hong Kong and Macau (the “Territory”) to further the global development, commercialization and manufacturing of Fruzaqla, also known as fruquintinib, a targeted oncology therapy for the treatment of various types of solid tumors. Under the terms of the Takeda Agreement, the Group is entitled to receive a series of payments up to US$1.13 billion, including upfront, regulatory, development and commercial sales milestone payments, plus royalties on net sales in the Territory. Fruzaqla was successfully approved for commercialization in the U.S. in November 2023, which triggered a regulatory approval milestone of US$35 million.

Upfront and milestone payments according to the Takeda Agreement received up to December 31, 2023 are summarized as follows:

(in US$’000)
Upfront payment	400,000
Regulatory approval milestone payment achieved	35,000

As of December 31, 2023, the total revenue recognized under the Takeda Agreement is US$353.1 million, which included US$280.0 million of the upfront payment and US$32.0 million of the regulatory approval milestone payment received.

The Takeda Agreement has the following material performance obligations: (1) the licenses for the development and commercialization of Fruzaqla in the Territory and the manufacture of Fruzaqla for use in the Territory, (2) manufacturing supply and (3) services for research and development including ongoing clinical trials and regulatory submissions and manufacturing technology transfer.

The transaction price for these performance obligations includes the upfront payment, service cost reimbursements, milestone payments and sales-based royalties. Milestone payments are not included in the transaction price until they become probable that a significant reversal of revenue would not occur, which is generally when the criteria to receive the specified milestone are achieved.

The allocation of the transaction price to each relevant performance obligation was based on the relative standalone selling price of each performance obligation determined at the inception of the contract. Variable consideration is allocated entirely to a performance obligation or to a distinct good or service that forms part of a single performance obligation if the terms of the variable consideration relate to the satisfaction of the respective performance obligation and the amount allocated is consistent with the amount expected to be received for the satisfaction of the respective performance obligation. The standalone selling price of the licenses for the development and commercialization of Fruzaqla in the Territory and the manufacture of Fruzaqla for use in the Territory and manufacturing supply was determined using a discounted cash flow method based on the probability-weighted present value of forecasted cash flows associated with out-licensing Fruzaqla in the Territory, and the standalone selling price of the services for research and development of ongoing clinical trials, regulatory submissions and manufacturing technology transfer was determined using a cost plus margin approach based on the present value of estimated future service costs plus a reasonable margin. Significant assumptions included in the determination of the standalone selling prices for each performance obligation identified including forecasted revenue, probabilities of regulatory approvals, estimated future service costs, margin rates and discount rates. Based on these estimations, proportionate amounts of transaction price to be allocated to the licenses, and other performance obligations were 62% and 38% respectively at contract inception. Control of the licenses to Fruzaqla was transferred at the inception date of the agreement and consequently, amounts allocated to this performance obligation were recognized at inception. Manufacturing supply is recognized at a point in time when the control of the goods is transferred. Services are performed over the term of the Takeda Agreement and amounts allocated are recognized over time using a percentage-of-completion method. Royalties are recognized as future sales occur as they meet the requirements for the sales-usage based royalty exception.

Revenue recognized under the Takeda Agreement is as follows:

Year Ended
December 31, 2023
(in US$’000)
Manufacturing supply—Invoiced Marketed Products sales	5,053
—Allocated from upfront payment	4,718
Services—Research and Development	33,892
—Allocated from upfront and milestone payments	28,494
Royalties—Marketed Products	2,092
Licensing—Allocated from upfront and milestone payments	278,855
353,104

License and collaboration agreement with Eli Lilly

On October 8, 2013, the Group entered into a licensing, co-development and commercialization agreement in China with Eli Lilly and Company (“Lilly”) relating to Elunate (“Lilly Agreement”), as the China brand name for fruquintinib. Under the terms of the Lilly Agreement, the Group is entitled to receive a series of payments up to US$86.5 million, including upfront payments and development and regulatory approval milestones. Development costs after the first development milestone are shared between the Group and Lilly. Elunate was successfully commercialized in China in November 2018, and the Group receives tiered royalties in the range of 15% to 20% on all sales in China.

In December 2018, the Group entered into various amendments to the Lilly Agreement (the “2018 Amendment”). Under the terms of the 2018 Amendment, the Group is entitled to determine and conduct future life cycle indications (“LCI”) development of Elunate in China beyond the three initial indications specified in the Lilly Agreement and will be responsible for all associated development costs. In return, the Group will receive additional regulatory approval milestones of US$20 million for each LCI approved, for up to three LCI or US$60 million in aggregate, and will increase tiered royalties to a range of 15% to 29% on all Elunate sales in China upon the commercial launch of the first LCI. Additionally, through the 2018 Amendment, Lilly has provided consent, and freedom to operate, for the Group to enter into joint development collaborations with certain third-party pharmaceutical companies to explore combination treatments of Elunate and various immunotherapy agents. The 2018 Amendment also provided the Group rights to promote Elunate in provinces that represent 30% to 40% of the sales of Elunate in China upon the occurrence of certain commercial milestones by Lilly. Such rights were further amended below.

In July 2020, the Group entered into an amendment to the Lilly Agreement (the “2020 Amendment”) relating to the expansion of the Group’s role in the commercialization of Elunate across all of China. Under the terms of the 2020 Amendment, the Group is responsible for providing promotion and marketing services, including the development and execution of all on-the-ground medical detailing, promotion and local and regional marketing activities, in return for service fees on sales of Elunate made by Lilly. In October 2020, the Group commenced such promotion and marketing services. In addition, development and regulatory approval milestones for an initial indication under the Lilly Agreement were increased by US$10 million in lieu of cost reimbursement.

Upfront and cumulative milestone payments according to the Lilly Agreement received up to December 31, 2023 are summarized as follows:

(in US$’000)
Upfront payment	6,500
Development milestone payments achieved	40,000

The Lilly Agreement has the following performance obligations: (1) the license for the commercialization rights to Elunate and (2) the research and development services for the specified indications. The transaction price includes the upfront payment, research and development cost reimbursements, milestone payments and sales-based royalties. Milestone payments were not included in the transaction price until it became probable that a significant reversal of revenue would not occur, which is generally when the specified milestone is achieved. The allocation of the transaction price to each performance obligation was based on the relative standalone selling prices of each performance obligation determined at the inception of the contract. Based on this estimation, proportionate amounts of transaction price to be allocated to the license to Elunate and the research and development services were 90% and 10% respectively. Control of the license to Elunate transferred at the inception date of the agreement and consequently, amounts allocated to this performance obligation were recognized at inception. Conversely, research and development services for each specified indication are performed over time and amounts allocated are recognized over time using a percentage-of-completion method. Royalties are recognized as future sales occur as they meet the requirements for the sales-usage based royalty exception.

The 2018 Amendment is a separate contract as it added distinct research and development services for the LCIs to the Lilly Agreement. The 2020 Amendment related to the promotion and marketing services is a separate contract as it added distinct services to the Lilly Agreement. Such promotion and marketing services are recognized over time based on amounts that can be invoiced to Lilly. The 2020 Amendment related to the additional development and regulatory approval milestone amounts is a modification as it only affected the transaction price of research and development services for a specific indication under the Lilly Agreement, and therefore, such additional milestone amounts will be included in the transaction price accounted under the Lilly Agreement once the specified milestones are achieved.

Revenue recognized under the Lilly Agreement and subsequent amendments is as follows:

	Year Ended December 31,
	2023	2022	2021

	(in US$’000)
Goods—Invoiced Marketed Products sales	16,966	14,407	15,792
Services—Commercialization of Marketed Products	48,608	41,275	27,428
—Research and Development	2,828	8,031	4,491
—Allocated from upfront and milestone payments	12	23	—
Royalties—Marketed Products	16,560	13,954	10,292
	84,974	77,690	58,003

License and collaboration agreement with AstraZeneca

On December 21, 2011, the Group and AstraZeneca AB (publ) (“AZ”) entered into a global licensing, co-development, and commercialization agreement for Orpathys (“AZ Agreement”), also known as savolitinib, a novel targeted therapy and a highly selective inhibitor of the c-Met receptor tyrosine kinase for the treatment of cancer. Under the terms of the AZ Agreement, the Group is entitled to receive a series of payments up to US$140 million, including upfront payments and development and first-sale milestones. Additionally, the AZ Agreement contains possible significant future commercial sale milestones. Development costs for Orpathys in China will be shared between the Group and AZ, with the Group continuing to lead the development in China. AZ will lead and pay for the development of Orpathys for the rest of the world. Orpathys was successfully commercialized in China in July 2021, and the Group receives fixed royalties of 30% based on all sales in China. Should Orpathys be successfully commercialized outside China, the Group would receive tiered royalties from 9% to 13% on all sales outside of China.

In August 2016 (as amended in December 2020), the Group entered into an amendment to the AZ Agreement whereby the Group shall pay the first approximately US$50 million of phase III clinical trial costs related to developing Orpathys for renal cell carcinoma (“RCC”), and remaining costs will be shared between the Group and AZ. Subject to approval of Orpathys in RCC, the Group would receive additional tiered royalties on all sales outside of China, with the incremental royalty rates determined based on actual sharing of development costs. In November 2021, the Group entered into an additional amendment which revised the sharing between the Group and AZ of development costs for Orpathys in China for non-small cell lung cancer, as well as adding potential development milestones.

Upfront and cumulative milestone payments according to the AZ Agreement received up to December 31, 2023 are summarized as follows:

(in US$’000)
Upfront payment	20,000
Development milestone payments achieved	40,000
First-sale milestone payment achieved	25,000

The AZ Agreement has the following performance obligations: (1) the license for the commercialization rights to Orpathys and (2) the research and development services for the specified indications. The transaction price includes the upfront payment, research and development cost reimbursements, milestone payments and sales-based royalties. Milestone payments were not included in the transaction price until it became probable that a significant reversal of revenue would not occur, which is generally when the specified milestone is achieved. The allocation of the transaction price to each performance obligation was based on the relative standalone selling prices of each performance obligation determined at the inception of the contract. Based on this estimation, proportionate amounts of transaction price to be allocated to the license to Orpathys and the research and development services were 95% and 5% respectively. Control of the license to Orpathys transferred at the inception date of the agreement and consequently, amounts allocated to this performance obligation were recognized at inception. Conversely, research and development services for each specified indication are performed over time and amounts allocated are recognized over time using a percentage-of-completion method.

Revenue recognized under the AZ Agreement and subsequent amendments is as follows:

	Year Ended December 31,
	2023	2022	2021

	(in US$’000)
Goods—Invoiced Marketed Products sales	15,013	9,904	6,509
Services—Research and Development	14,993	14,106	12,743
—Allocated from upfront and milestone payments	77	361	1,370
Royalties—Marketed Products	13,818	12,356	4,772
Licensing—Allocated from upfront and milestone payments	—	14,954	23,661
	43,901	51,681	49,055